Intangible assets (Details 2) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Amortization expense	₩ 1,167	₩ 1,136	₩ 2,303	₩ 2,760
Selling General and Administratives Expenses [Member]
Entity Information [Line Items]
Amortization expense	256	256
Research and development costs [Member]
Entity Information [Line Items]
Amortization expense	₩ 911	₩ 880